October 25, 2013

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-8629

Attention: Division of Investment Management

Re:                 See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                  The Supplement to the Prospectus, and the Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                  The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on October 21, 2013.

If you have any additional questions, please feel free to contact me at (860) 534-9163.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Paralegal

EXHIBIT A

Hartford Life Insurance Company Separate Account VL I:

033-53692	Stag Variable Life
333-109529	Stag Accumulator II Variable Universal Life
333-109530	Stag Protector II Variable Universal Life

Hartford Life and Annuity Insurance Company Separate Account VL I:

333-82866	Stag Wall Street II Variable Universal Life
333-93319	Stag Accumulator Variable Universal Life (Series I)
333-07471	Stag Accumulator II Variable Universal Life
333-83057	Stag Protector Variable Universal Life (Series I)
333-88787	Stag Protector II Variable Universal Life

Hartford Life Insurance Company Separate Account VL II:

333-148814	Hartford Leaders VUL Liberty (Series II)
333-148817	Hartford Leaders VUL Legacy (Series II)
333-155096	Hartford Leaders VUL Joint Legacy II (Series II)
333-180756	Hartford Leaders VUL Liberty 2012

Hartford Life and Annuity Insurance Company Separate Account VL II:

333-148816	Hartford Leaders VUL Liberty (Series II)
333-148815	Hartford Leaders VUL Legacy (Series II)
333-155092	Hartford Leaders VUL Joint Legacy II (Series II)
333-180757	Hartford Leaders VUL Liberty 2012